Document and Entity Information	Dec. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2021
Entity Registrant Name	Condor Hospitality Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-34087
Entity Tax Identification Number	52-1889548
Entity Address, Address Line One	1800 West Pasewalk Avenue
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Norfolk
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68701
City Area Code	301
Local Phone Number	861-3305
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000929545
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CDOR
Security Exchange Name	NYSEAMER